INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 17, 2020 TO THE PROSPECTUSES

DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

(the “Fund”)

Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Please Retain This Supplement For Future Reference.

P-TRST2-PRO-EQI-SUP-6 071720